Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (31,301)	$ (14,294)
Depreciation and amortization	3,151	3,015
Non-cash interest expense	3,661	1,123
Change in fair value of conversion option liability	(440)	(133)
Share based compensation	11,228	2,077
Accounts receivable	(1,021)	(604)
Prepaid expenses and other assets	(397)	(191)
Deferred revenue, including long-term portion	4,114	4,418
Accounts payable	577	(3)
Accrued expenses and other	(806)	1,416
Net cash used in operating activities	(11,234)	(3,176)
Cash flows from investing activities
Increase in restricted cash	(230)	(100)
Purchases of property and equipment	(741)	(359)
Partner's investment in joint venture	407	0
Acquisitions of businesses, net of cash acquired	(989)	(12,349)
Net cash used in investing activities	(1,553)	(12,808)
Cash flows from financing activities
Principal payments on loan payable	(251)	(250)
Payments on capital leases	(128)	0
Proceeds from debt issuances	6,476	0
Repayments of debt	(7,964)	0
Proceeds from debentures	0	13,004
Proceeds from issuance of warrants	454	1,660
Proceeds from exercise of warrants	411	0
Deferred financing costs	(157)	0
Proceeds from issuance of common stock in IPO, net of underwriting discounts and commissions and other offering costs	79,038	0
Repurchase of common shares	(600)	0
Net cash provided by financing activities	77,279	14,414
Effect of change in foreign exchange rates on cash and cash equivalents	(39)	0
Net increase (decrease) in cash and cash equivalents	64,453	(1,570)
Cash and cash equivalents, beginning of period	4,174	5,941
Cash and cash equivalents, end of period	68,627	4,371
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	441	472
Accretion	222	0
Assets acquired under capital lease	903	0
Deferred offering and financing costs	1,328	0
Conversion of Submittal Exchange Holding Class A preferred units into common stock upon IPO	46,684	0
Issuance of common stock upon conversion of debentures	16,784	0
Conversion of Submittal Exchange Holdings Class A preferred units into common stock upon IPO	7,282	0
Reclassification of redeemable common stock upon IPO	7,898	0
Fair value of warrants reclassified to equity upon IPO	435	0
Redeemable Preferred Stock, Series A-1 [Member]
Supplemental Cash Flow Information [Abstract]
Accretion	3,549	656
Redeemable Non-Controlling Interest [Member]
Supplemental Cash Flow Information [Abstract]
Accretion	$ 222	$ 0